Consolidated Statements of Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Revenue [abstract]
Revenue and Other Income (Note 13)	$ 27,448	$ 26,621
Costs and Expenses
General and administrative (Note 14)	7,084	6,045
Royalty generation and project evaluation, net (Note 15)	10,984	10,806
Depletion, depreciation, and direct royalty taxes (Note 7)	6,647	5,246
Share-based payments (Note 16)	1,769	1,577
Total costs and expenses	26,484	23,674
Income from operations	964	2,947
Gain (loss) on revaluation of investments	4,071	(1,732)
Loss on sale of marketable securities	(2,020)	(73)
Gain on revaluation of derivative liabilities (Note 9)	282	551
Equity income from investment in SLM California (Note 6)	4,329	4,134
Foreign exchange loss	(600)	(1,010)
Loss on settlements and modifications, net (Notes 4 and 10)	(53)	(314)
Gain (loss) on revaluation and provisioning of receivables (Note 5)	8	(2,735)
Finance expense (Note 10)	(3,814)	(5,091)
Other losses (Note 17)	(2,326)	0
Impairment charges (Note 7)	(399)	(70)
Income (loss) before income taxes	442	(3,393)
Deferred income tax recovery (expense) (Note 11)	(770)	282
Income tax expense (Note 11)	(2,960)	(1,522)
Loss for the year	$ (3,288)	$ (4,633)
Basic earnings (loss) per share (in dollars per share)	$ (0.03)	$ (0.04)
Diluted earnings (loss) per share (in dollars per share)	$ (0.03)	$ (0.04)
Weighted average number of common shares outstanding - basic (in shares)	112,558,197	111,154,405
Weighted average number of common shares outstanding - diluted (in shares)	112,558,197	111,154,405